Equipment and Right-of-Use asset (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	December 31,	December 31,
	2025	2024

Equipment	$2,538,375	$2,468,339
Less accumulated depreciation	(1,066,259)	(726,358)
Equipment, net	$1,472,116	$1,741,981

Schedule of Right-of-use Asset

Right-of-use asset consists of the following:

	December 31,	December 31,
	2025	2024

Right-of-use asset	$1,022,716	$984,562
Less accumulated depreciation	(427,515)	(226,437)
Right-of-use asset, net	$595,201	$758,125